Borrowings - Credit Facilities (Narrative I)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Borrowings - Credit Facilities (Narrative I)

NOTE 11 – BORROWINGS

Borrowings as of December 31, 2023 and December 31, 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Credit facilities	$908,288	$874,038
Financial liabilities	502,275	695,934
Finance lease liabilities	468,414	389,007
Total borrowings	$1,878,977	$1,958,979
Less: Current portion of long-term borrowings, net	(285,036)	(391,095)
Less: Deferred finance costs, net	(17,514)	(13,532)
Long-term borrowings, net	$1,576,427	$1,554,352

As of December 31, 2023, the total borrowings, net of deferred finance costs were $1,861,463.

Credit Facilities

NIBC Bank N.V.:

On December 28, 2018, Navios Partners entered into a credit facility with NIBC Bank N.V. (“NIBC”) of up to $28,500 (divided into three tranches) in order to refinance three Ultra-Handymax vessels, previously included in the Term Loan B collateral package. On May 8, 2019, the first tranche of the credit facility of $11,915 was drawn. On October 10, 2019, the two remaining tranches of the credit facility of $13,475 in total were drawn. Following an amendment in December 2020, one Ultra-Handymax vessel was released from security of the credit facility and one other Handymax vessel was collateralized. On January 23, 2023, following the sale of one 2008-built Ultra-Handymax vessel of 58,735 dwt, the amount of $4,214 was prepaid. On June 16, 2023, the outstanding amount of $10,380 was prepaid.

Skandinaviska Enskilda BanKen AB:

On June 29, 2022, Navios Partners entered into a credit facility with Skandinaviska Enskilda BanKen AB (“Skandinaviska Enskilda”) of up to $55,000 in order to refinance the existing indebtedness of four of its vessels and for general corporate purposes. On June 30, 2022, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $43,240. The facility matures in the second quarter of 2027 and bears interest at Compounded Secured Overnight Financing Rate (“Compounded SOFR”) plus 225 bps per annum.

On April 19, 2023, Navios Partners entered into a credit facility with Skandinaviska Enskilda Banken AB of up to $65,000 in order to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes. On April 21, 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $61,100. The facility matures in the second quarter of 2028 and bears interest at Compounded SOFR plus 200 bps per annum.

Hellenic Bank Public Company Limited: On May 9, 2022, Navios Partners entered into a credit facility with Hellenic Bank Public Company Limited (“Hellenic Bank”) of up to $25,235 in order to refinance the existing indebtedness of five of its vessels and for working capital purposes. On May 11, 2022, the full amount was drawn. In January 2023, following the sale of one 2005-built MR2 Product Tanker vessel of 47,999 dwt, the amount of $3,700 was prepaid. As of December 31, 2023, the total outstanding balance was $15,505. The facility matures in the second quarter of 2027 and bears interest at Term Secured Overnight Financing Rate (“Term SOFR”) plus a credit adjustment spread plus 250 bps per annum.

Hamburg Commercial Bank AG: On September 5, 2022, Navios Partners entered into a credit facility with Hamburg Commercial Bank AG (“HCOB”) for a total amount up to $210,000 in order to refinance the existing indebtness of 20 of its vessels and for working capital purposes. On September 9, 2022, the full amount was drawn. In November 2022, following the sale of one 2004-built Panamax vessel of 76,466 dwt and one of 2009-built Panamax vessel of 75,162 dwt, the amount of $10,239 was prepaid. In January 2023, following the sale of one 2011-built Post-Panamax vessel of 93,062 dwt, the amount of $8,885 was prepaid. In December , 2023 following the sale of one 2004-built Panamax of 75,707 dwt, the amount of $5,297 was prepaid. As of December 31, 2023, the total outstanding balance was $144,201. The facility matures in the second quarter of 2025 and bears interest at Compounded SOFR plus 250 bps per annum.

FIRST-CITIZENS BANK & TRUST COMPANY: On December 21, 2022, Navios Partners entered into a credit facility with First-Citizens Bank & Trust Company of up to $44,200 in order to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On January 9, 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $39,700. The facility matures in the first quarter of 2028 and bears interest at Term SOFR plus 195 bps per annum.

DNB BANK ASA: On August 19, 2021, Navios Partners entered into a credit facility with DNB Bank ASA for a total amount of up to $18,000, in order to finance part of the acquisition cost of the Navios Azimuth. On August 20, 2021, the full amount was drawn. As of December 31, 2023, the remaining outstanding balance was $12,240. The facility matures in the third quarter of 2026 and bears interest at Compounded SOFR plus a credit adjustment spread plus a margin (ranging from 280 bps to 290 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement).

On December 13, 2021, Navios Partners entered into a sustainability linked credit facility with DNB Bank ASA of up to $72,710 for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels. On December 15, 2021, the full amount was drawn. On December 15, 2023, Navios Partners prepaid the amount of $37,075 relating to three tanker vessels that were released from the facility. As of December 31, 2023, the total outstanding balance was $19,070. The facility matures in the fourth quarter of 2026 and bears interest at Compounded SOFR plus a credit adjustment spread plus a margin (ranging from 270 bps to 280 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement).

On February 16, 2023, Navios Partners entered into a credit facility with DNB (UK) Limited and The Export-Import Bank of China for a total amount up to $161,600 in order to finance part of the contract price of four newbuilding containerships, currently under construction. As of December 31, 2023, the total amount has remained undrawn. The credit facility matures ten years after drawdown and bears interest at Compounded SOFR plus 170 bps per annum.

KFW IPEX-BANK GMBH: On September 30, 2022, Navios Partners entered into a credit facility with KFW IPEX-BANK GMBH (“KFW”) for a total amount up to $86,240 in order to finance part of the acquisition cost of two newbuilding containerships. Following the delivery of a 5,300 TEU containership in November 2023, the amount of $43,120 was drawn. As of December 31, 2023, the total outstanding balance was $43,120 and $43,120 remains to be drawn. The facility matures seven years after the drawdown date and bears interest at Compounded SOFR plus 200 bps per annum.

On April 25, 2023, Navios Partners entered into an export agency-backed facility with KFW for a total amount of up to $165,638 in order to finance the acquisition cost of two newbuilding 7,700 TEU containerships, currently under construction. As of December 31, 2023, the Company has drawn a total amount of $84,781. As of December 31, 2023, the total outstanding balance was $84,781 and $80,857 remains to be drawn. The facility is scheduled to mature 12 years after the delivery of each vessel and bears interest at Compounded SOFR plus 150 bps per annum.

EUROBANK S.A: On May 2, 2023, Navios Partners entered into a credit facility with Eurobank S.A of up to $30,000 to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On May 3, 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $28,200. The facility matures in the second quarter of 2028 and bears interest at Term SOFR plus 100 bps per annum for any part of the loan (up to 70%) secured by cash collateral and 225 bps per annum for the remaining amount.